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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151

                      Pioneer Europe Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2008 through February 28, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
Semiannual Report | February 28, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PERAX
Class B   PERBX
Class C   PERCX
Class Y   PEYSX

[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2
Portfolio Management Discussion                                               4
Portfolio Summary                                                             8
Prices and Distributions                                                      9
Performance Update                                                           10
Comparing Ongoing Fund Expenses                                              14
Schedule of Investments                                                      16
Financial Statements                                                         20
Notes to Financial Statements                                                32
Trustees, Officers and Service Providers                                     39

            Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we

2    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

            Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    3

Portfolio Management Discussion | 2/28/09

Investors in the European equity markets suffered substantial losses during the six months ended February 28, 2009. Prices of virtually all stocks declined steeply in the face of mounting evidence of a slowing global economy and falling corporate profitability. In the following discussion, Andrew Arbuthnott reviews the factors that affected the performance of Pioneer Europe Select Equity Fund during the six months. Mr. Arbuthnott, head of the Core European Equities Group of Pioneer Investments in Dublin, Ireland, is a member of the team responsible for the Fund's day-to-day management.

Q How did Pioneer Europe Select Equity Fund perform during the six months ended February 28, 2009?

A Europe Select Equity Fund's Class A shares returned -42.20%, at net asset value, for the six months ended February 28, 2009, compared with a return of -47.53% during the same period for the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Europe Index. Over the same six months, the average return of the 114 mutual funds in Lipper's European Region Funds category was -46.69%.

Q What were market conditions like in Europe during the six months ended February 28, 2009?

A It was a very difficult time for the European equity markets, with stocks in all sectors recording major price losses. Investors lost confidence as a confluence of negative economic news raised fears that the global economy was dipping into recession. Economic growth slackened, liquidity in the financial markets deteriorated, financial institutions struggled to find sufficient capital, and corporate profits declined while commodity prices went through wide swings before falling sharply. International currency exchange rates also fluctuated significantly. The problems were felt most severely in the financials sector, especially after the U.S. investment bank Lehman Brothers declared bankruptcy in September of 2008. At the start of the period, in August of 2008, the situation in Europe was not helped when the European Central Bank (ECB) opted to maintain its tight monetary policies, as it focused more on preventing inflation than on re-stimulating economic growth. Later, the ECB began to lower short-term rates, but it acted more slowly than other major central banks in trying to increase liquidity and stimulate economic growth.

   Credit was in short supply, and financials stocks -- especially bank stocks -- were particularly hard hit, with the average European banking stock

4    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09
   declining by 68% over the six-month period (in U.S. dollar terms). Diversified financial companies, including investment banks, performed almost as poorly during the six months ended February 28, 2009, declining by 65% on average. Other poor-performing industry groups included: semiconductors and materials (-60% each); insurance, technology hardware and transportation (-55% each); and capital goods stocks, which declined by an average of 52%.

   The better-performing groups were in the traditionally defensive areas of the market, but even they suffered severe price losses during the six months ended February 28, 2009. Retailers, telecommunication services and retailers for food and staples all were down by about 29%. Food, beverage and tobacco stocks lost 30% on average, as did household and personal care products stocks. Pharmaceutical stocks declined by an average of 32%, while health care equipment and services stocks fell by an average 34%, and media stocks declined by 36%.

Q How was the Fund's portfolio positioned in this environment, and how did that affect its investment results over the six months ended February 28, 2009?

A The Europe Select Equity Fund's return was disappointing, consistent with the overall trend in the markets, but the Fund nevertheless managed to outperform its benchmark, the MSCI Europe Index, and its Lipper peer group average over the six months. The Fund's sector and industry weightings tended to contribute to its relative performance advantage, especially a notable underweighting of financials stocks. The Fund had only one insurance company investment, for example. That was the German reinsurance company Munich Re, which outperformed the overall financials sector even though its share price fell. Similarly, the Fund owned only one diversified financials stock, the investment banking and asset management firm Credit Suisse, which performed in line with the overall MSCI Europe Index. The
   Fund had no exposure to such poor-performers as UBS, Deutsche Bank and Fortis. Similarly, we underweighted the Fund in bank stocks, which also helped. While the Fund's bank holdings did not do well, our decisions not to own any banks based in the United Kingdom, Spain, Italy or Ireland limited the Fund's exposure to the worst-performing areas in the markets. However, the Fund's investments in the French banking firms BNP Paribas and Societe Generale performed poorly, consistent with the overall industry.

   Overall stock selection was good for the Fund on a relative basis, although absolute results also were disappointing. The Fund was overweight in capital goods companies, but we generally avoided the worst performing industrial stocks, placing a greater focus on defense-oriented companies that were more resilient to overall economic trends. The Fund's investment in Thales, a French aerospace corporation, fell in value, but it still outperformed the

            Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    5
   general capital goods group. On the positive side, we initiated a position for the Fund in Finmeccanica, an Italian aerospace and security firm, in October 2008. The holding subsequently gained in value, rising by 11% through the end of the period on February 28, 2009. One capital goods company that did not help the Fund, however, was Siemens, the global engineering and electronics firm based in Munich, Germany. We still favor the company, however, as it is going through a restructuring under new management that we think may eventually lead to improved performance.

   The Fund also had good relative performance from stock selections in the materials and the health care equipment and services industries. In materials, the Fund owned a position in the Ireland-based global building supplies company CRH. Its global reach, strong balance sheet and diversified operations helped it do well in a very poor market. Its share price declined by about 20%, but its industry average fell 60%. Among the Fund's health care equipment and services holdings, Fresenius Medical Care was an outperformer. This German company, as the world's leading operator of dialysis care centers for the treatment of patients with serious kidney problems, is less susceptible to economic conditions than most stocks. In the food, beverage and tobacco industry, the Fund saw relatively good results from British American Tobacco, a tobacco products company based in the United Kingdom, and from ABInBev, the Belgian brewing company. Its share price rose by 45% after it completed the acquisition of Anheuser Busch in the United States during the period. In the utilities industry, we generally stayed away from any companies exposed to commodity prices. The Fund's investment in National Grid, an electricity and natural gas transmission company based in the United Kingdom, helped support relative results even though its share price declined by 20%. The Fund had no exposure at all to the technology hardware industry, which proved to be an advantage during a difficult six- month period.

Q  What types of disappointments detracted from results?

A Stock selections in the transportation industry tended to be disappointing. Two particularly poor-performing holdings were TNT of the Netherlands and Deutsche Post of Germany. The companies operate the postal services in their respective countries and both also operate international express package delivery services. We underestimated the vulnerability of the package delivery services to the economic downturn, as both companies performed very poorly. The Fund's positions in the energy sector also did not provide good results. Oil field services companies such as Technip of France and Repsol of Spain performed very poorly as the price of oil fell sharply during the six months ended February 28, 2009, after peaking early in the summer of 2008. In addition, the Fund's underweighting of telecommunication services companies, which as a group outperformed the MSCI

6    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

   Europe Index, did not help. Moreover, one telecom holding in the Fund, Tele2 of Sweden, underperformed because of its exposure to the troubled economy of Russia. The Fund had no positions in companies such as France Telecom and Deutsche Telecom, which tended to hold up relatively well.

Q  What is your investment outlook?

A We think we are beginning to see some positive developments that should eventually contribute to improved market conditions. European monetary policy has eased and interest rates have declined, which should improve liquidity in the markets, while the value of the euro has fallen in international currency markets, making European goods more competitive in price. At the same time, commodity prices have fallen and inflation risks appear to be slight.

   Although European stocks performed poorly over the past six months ended February 28, 2009, we believe many solid European corporations are selling at attractive prices and should have reasonable chances to perform well when market conditions improve. Nevertheless, we anticipate the European equity markets may continue to be sluggish until there is stronger evidence of stabilization of the global economy and capital markets.

Please refer to the Schedule of Investments on pages 16-19 for a full listing of fund securities.

Investing in foreign and/or emerging markets securities involves certain risks, including risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries and, therefore, is susceptible to adverse economic, political or regulatory developments affecting those countries. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.

Note to Shareholders: The Board of Trustees has approved the reorganization of the Fund into Pioneer Global Equity Fund (formerly, Pioneer Global Select Equity Fund). The reorganization, which does not require shareholder approval, is expected to qualify as a tax-free reorganization and to be completed on or about June 12, 2009.

            Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    7

Portfolio Summary | 2/28/09

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Industrials                                                                15.8%
Health Care                                                                14.7%
Financials                                                                 13.1%
Energy                                                                     12.8%
Consumer Discretionary                                                     12.5%
Consumer Staples                                                           10.8%
Materials                                                                   9.0%
Utilities                                                                   7.2%
Telecommunication Services                                                  4.1%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

United Kingdom                                                             33.7%
Germany                                                                    17.9%
France                                                                     13.8%
Switzerland                                                                11.3%
Netherlands                                                                10.6%
Ireland                                                                     2.9%
Italy                                                                       2.4%
Belgium                                                                     2.3%
Spain                                                                       1.9%
Panama                                                                      1.8%
Greece                                                                      1.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    BG Group Plc                                                     4.95%
--------------------------------------------------------------------------------
    2.    Royal Dutch Shell Plc                                            4.53
--------------------------------------------------------------------------------
    3.    National Grid Plc                                                4.33
--------------------------------------------------------------------------------
    4.    Vodafone Group Plc                                               4.07
--------------------------------------------------------------------------------
    5.    Roche Holdings AG                                                4.06
--------------------------------------------------------------------------------
    6.    Fresenius Medical Care AG                                        4.04
--------------------------------------------------------------------------------
    7.    CS Group, Inc.                                                   3.71
--------------------------------------------------------------------------------
    8.    Novartis                                                         3.51
--------------------------------------------------------------------------------
    9.    Siemens Plc                                                      3.40
--------------------------------------------------------------------------------
   10.    Rio Tinto Plc                                                    3.20
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

Prices and Distributions | 2/28/09


Net Asset Value per Share
--------------------------------------------------------------------------------
      Class                           2/28/09                        8/31/08
--------------------------------------------------------------------------------
       A                              $ 14.64                        $ 26.25
--------------------------------------------------------------------------------
       B                              $ 13.12                        $ 23.36
--------------------------------------------------------------------------------
       C                              $ 12.96                        $ 23.11
--------------------------------------------------------------------------------
       Y                              $ 15.14                        $ 27.29
--------------------------------------------------------------------------------

Distributions per Share: 9/1/08-2/28/09
--------------------------------------------------------------------------------
                       Net Investment            Short-Term        Long-Term
      Class                Income              Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A                  $ 0.6331              $ --              $ --
--------------------------------------------------------------------------------
       B                  $ 0.3822              $ --              $ --
--------------------------------------------------------------------------------
       C                  $ 0.4025              $ --              $ --
--------------------------------------------------------------------------------
       Y                  $ 0.7753              $ --              $ --
--------------------------------------------------------------------------------

            Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    9

Performance Update | 2/28/09                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of February 28, 2009)
--------------------------------------------------------------------------------
                                          Net Asset     Public Offering
Period                                    Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
 Life-of-Class
 (12/29/00)                                    -2.16%         -2.87%
 5 Years                                       -5.55          -6.66
 1 Year                                       -50.50         -53.35
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2008)
--------------------------------------------------------------------------------
                                               Gross           Net
--------------------------------------------------------------------------------
                                                1.58%          1.50%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                 Pioneer
                 Europe Select          MSCI
                 Equity Fund            Europe Index
                 -----------            ------------
12/00             9,425                  10,000
2/01              8,464                   9,127
                  7,737                   7,616
2/03              6,821                   6,067
                 10,491                   9,539
2/05             13,000                  11,460
                 14,660                  13,033
2/07             17,771                  16,461
                 15,929                  17,101
2/09              7,885                   8,100

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

10    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

Performance Update | 2/28/09                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of February 28, 2009)
--------------------------------------------------------------------------------
                                            If           If
Period                                      Held         Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (12/29/00)                                   -3.05%       -3.05%
 5 Years                                      -6.45        -6.45
 1 Year                                      -50.93       -52.84
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2008)
--------------------------------------------------------------------------------
                                              Gross         Net
--------------------------------------------------------------------------------
                                               2.68%        2.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                 Pioneer
                 Europe Select          MSCI
                 Equity Fund            Europe Index
                 -----------            ------------
12/00            10,000                  10,000
2/01              8,980                   9,127
                  8,160                   7,616
2/03              7,130                   6,067
                 10,843                   9,539
2/05             13,307                  11,460
                 14,864                  13,033
2/07             17,823                  16,461
                 15,829                  17,101
2/09              7,768                   8,100

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

           Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    11

Performance Update | 2/28/09                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of February 28, 2009)
--------------------------------------------------------------------------------
                                            If           If
Period                                      Held         Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (12/29/00)                                   -2.83%       -2.83%
 5 Years                                      -6.31        -6.31
 1 Year                                      -50.91       -50.91
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2008)
--------------------------------------------------------------------------------
                                             Gross         Net
--------------------------------------------------------------------------------
                                               2.33%        2.33%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                 Pioneer
                 Europe Select          MSCI
                 Equity Fund            Europe Index
                 -----------            ------------
12/00            10,000                  10,000
2/01              8,990                   9,127
                  8,170                   7,616
2/03              7,180                   6,067
                 10,963                   9,539
2/05             13,500                  11,460
                 15,093                  13,033
2/07             18,131                  16,461
                 16,118                  17,101
2/09              7,912                   8,100

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

12    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

Performance Update | 2/28/09                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of February 28, 2009)
--------------------------------------------------------------------------------
                                              If          If
Period                                        Held        Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (12/29/00)                                   -1.95%       -1.95%
 5 Years                                      -5.22        -5.22
 1 Year                                      -50.33       -50.33
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2008)
--------------------------------------------------------------------------------
                                              Gross         Net
--------------------------------------------------------------------------------
                                               1.01%        1.01%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                 Pioneer
                 Europe Select          MSCI
                 Equity Fund            Europe Index
                 -----------            ------------
12/00            10,000                  10,000
2/01              8,980                   9,127
                  8,209                   7,616
2/03              7,237                   6,067
                 11,131                   9,539
2/05             13,793                  11,460
                 15,611                  13,033
2/07             19,034                  16,461
                 17,143                  17,101
2/09              8,516                   8,100

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. The predecessor fund did not offer Class Y shares. Returns prior to June 24, 2005 are based on the net asset value performance of the predecessor fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

           Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Equity Fund

Based on actual returns from September 1, 2008 through February 28, 2009.

----------------------------------------------------------------------------------------
 Share Class                  A                B                C                Y
----------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 9/1/08
----------------------------------------------------------------------------------------
 Ending Account          $   578.00       $   575.40       $   575.40       $   578.70
 Value on 2/28/09
----------------------------------------------------------------------------------------
 Expenses Paid           $     5.87       $     9.34       $     9.34       $     4.62
 During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, 2.39%, 2.39% and 1.18%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Equity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2008 through February 28, 2009.

----------------------------------------------------------------------------------------
 Share Class                  A                B                C                Y
----------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 9/1/08
----------------------------------------------------------------------------------------
 Ending Account          $ 1,017.36       $ 1,012.94       $ 1,012.94       $ 1,018.94
 Value on 2/28/09
----------------------------------------------------------------------------------------
 Expenses Paid           $     7.50       $    11.93       $    11.93       $     5.91
 During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, 2.39%, 2.39% and 1.18%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

           Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    15

Schedule of Investments | 2/28/09 (unaudited)

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
              COMMON STOCKS -- 99.6%
              ENERGY -- 12.7%
              Integrated Oil & Gas -- 11.3%
  270,373     BG Group Plc                                           $ 3,859,331
   96,338     Repsol SA                                                1,485,023
  160,178     Royal Dutch Shell Plc                                    3,536,607
                                                                     -----------
                                                                     $ 8,880,961
--------------------------------------------------------------------------------
              Oil & Gas Equipment & Services -- 1.4%
   32,968     Technip                                                $ 1,080,209
                                                                     -----------
              Total Energy                                           $ 9,961,170
--------------------------------------------------------------------------------
              MATERIALS -- 8.9%
              Construction Materials -- 2.9%
  108,796     CRH Plc                                                $ 2,263,321
--------------------------------------------------------------------------------
              Diversified Chemical -- 2.8%
   63,377     Akzo Nobel NV                                          $ 2,233,659
--------------------------------------------------------------------------------
              Diversified Metals & Mining -- 3.2%
   97,496     Rio Tinto Plc                                          $ 2,499,182
                                                                     -----------
              Total Materials                                        $ 6,996,162
--------------------------------------------------------------------------------
              CAPITAL GOODS -- 12.4%
              Aerospace & Defense -- 7.4%
  419,798     Bae Systems Plc                                        $ 2,223,727
  146,016     Finmeccanica S.p.A.                                      1,866,729
   41,325     Thales SA                                                1,679,947
                                                                     -----------
                                                                     $ 5,770,403
--------------------------------------------------------------------------------
              Construction, Farm Machinery & Heavy Trucks -- 1.6%
   31,446     Man AG*                                                $ 1,276,755
--------------------------------------------------------------------------------
              Industrial Conglomerates -- 3.4%
   51,942     Siemens Plc                                            $ 2,651,149
                                                                     -----------
              Total Capital Goods                                    $ 9,698,307
--------------------------------------------------------------------------------
              TRANSPORTATION -- 3.3%
              Air Freight & Couriers -- 3.3%
  121,601     Deutsche Post AG                                       $ 1,179,131
   98,074     TNT NV                                                   1,426,160
                                                                     -----------
                                                                     $ 2,605,291
                                                                     -----------
              Total Transportation                                   $ 2,605,291
--------------------------------------------------------------------------------
              CONSUMER SERVICES -- 2.6%
              Hotels, Resorts & Cruise Lines -- 1.8%
   71,404     Carnival Corp.                                         $ 1,396,662
--------------------------------------------------------------------------------
              Restaurants -- 0.8%
  148,013     Compass Group Plc                                      $   654,589
                                                                     -----------
              Total Consumer Services                                $ 2,051,251
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
              MEDIA -- 9.8%
              Advertising -- 2.0%
  293,958     WPP Group Plc*                                        $ 1,532,993
--------------------------------------------------------------------------------
              Cable & Satellite -- 2.9%
  109,361     Eutelsat Communications SA                            $ 2,264,346
--------------------------------------------------------------------------------
              Movies & Entertainment -- 2.0%
   67,040     Vivendi SA*                                           $ 1,608,256
--------------------------------------------------------------------------------
              Publishing -- 2.9%
  203,810     Elsevier NV                                           $ 2,285,977
                                                                    -----------
              Total Media                                           $ 7,691,572
--------------------------------------------------------------------------------
              FOOD & DRUG RETAILING -- 2.6%
              Food Retail -- 2.6%
  433,381     Tesco Plc                                             $ 2,062,974
                                                                    -----------
              Total Food & Drug Retailing                           $ 2,062,974
--------------------------------------------------------------------------------
              FOOD, BEVERAGE & TOBACCO -- 8.2%
              Brewers -- 2.3%
   65,375     Anheuser-Busch Inbev NV*                              $ 1,807,725
--------------------------------------------------------------------------------
              Packaged Foods & Meats -- 3.0%
  121,496     Unilever NV                                           $ 2,350,656
--------------------------------------------------------------------------------
              Tobacco -- 2.9%
   86,759     British American Tobacco Plc                          $ 2,229,407
                                                                    -----------
              Total Food, Beverage & Tobacco                        $ 6,387,788
--------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT & SERVICES -- 4.0%
              Health Care Services -- 4.0%
   76,386     Fresenius Medical Care AG                             $ 3,150,668
                                                                    -----------
              Total Health Care Equipment & Services                $ 3,150,668
--------------------------------------------------------------------------------
              PHARMACEUTICALS & BIOTECHNOLOGY -- 10.7%
              Pharmaceuticals -- 10.7%
   50,564     Bayer AG*                                             $ 2,438,927
   75,205     Novartis                                                2,739,917
   27,894     Roche Holdings AG                                       3,166,618
                                                                    -----------
                                                                    $ 8,345,462
                                                                    -----------
              Total Pharmaceuticals & Biotechnology                 $ 8,345,462
--------------------------------------------------------------------------------
              BANKS -- 6.6%
              Diversified Banks -- 6.6%
   69,436     BNP Paribas SA*                                       $ 2,281,988
   85,948     National Bank of Greece SA*                             1,064,109
   58,597     Societe Generale                                        1,847,272
                                                                    -----------
                                                                    $ 5,193,369
                                                                    -----------
              Total Banks                                           $ 5,193,369
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

           Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    17

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
              DIVERSIFIED FINANCIALS -- 3.7%
              Diversified Capital Markets -- 3.7%
  117,775     CS Group                                               $ 2,895,254
                                                                     -----------
              Total Diversified Financials                           $ 2,895,254
--------------------------------------------------------------------------------
              INSURANCE -- 2.8%
              Reinsurance -- 2.8%
   17,689     Muenchener Rueckversicherungs Gesellschaft AG*         $ 2,173,380
                                                                     -----------
              Total Insurance                                        $ 2,173,380
--------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES -- 4.1%
              Wireless Telecommunication Services -- 4.1%
1,785,768     Vodafone Group Plc                                     $ 3,175,403
                                                                     -----------
              Total Telecommunication Services                       $ 3,175,403
--------------------------------------------------------------------------------
              UTILITIES -- 7.2%
              Independent Power Producer & Energy Traders -- 1.5%
  345,776     International Power Plc                                $ 1,173,597
--------------------------------------------------------------------------------
              Multi-Utilities -- 5.7%
  378,461     National Grid Plc                                      $ 3,380,771
   17,159     RWE AG*                                                  1,097,363
                                                                     -----------
                                                                     $ 4,478,134
                                                                     -----------
              Total Utilities                                        $ 5,651,731
--------------------------------------------------------------------------------
              TOTAL COMMON STOCKS
              (Cost $121,060,583)                                    $78,039,782
--------------------------------------------------------------------------------
              RIGHTS -- 0.0%
              ENERGY -- 0.0%
              Integrated Oil & Gas -- 0.0%
  160,178     Royal Dutch Shell Rights, Expires 3/11/09*             $        --
                                                                     -----------
              Total Energy                                           $        --
--------------------------------------------------------------------------------
              TOTAL RIGHTS
              (Cost $0)                                              $        --
--------------------------------------------------------------------------------
              TOTAL INVESTMENT IN SECURITIES -- 99.6%
              (Cost $121,060,583)(a)                                 $78,039,782
--------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES -- 0.4%                   $   309,032
--------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                             $78,348,814
================================================================================

*   Non-income producing security.

(a) At February 28, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $121,332,649 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $    896,566
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (44,189,433)
                                                                                   ------------
       Net unrealized loss                                                         $(43,292,867)
                                                                                   ============

The accompanying notes are an integral part of these financial statements.

18    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

(b) Distributions of investment by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

  United Kingdom                                                          33.7%
  Germany                                                                 17.9
  France                                                                  13.8
  Switzerland                                                             11.3
  Netherlands                                                             10.6
  Ireland                                                                  2.9
  Italy                                                                    2.4
  Belgium                                                                  2.3
  Spain                                                                    1.9
  Panama                                                                   1.8
  Greece                                                                   1.4
                                                                         -----
                                                                         100.0%
                                                                         -----

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2009 aggregated $36,208,527 and $42,992,570, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                                                                  Investments
 Valuation Inputs                                                 in Securities
--------------------------------------------------------------------------------
 Level 1 -- Quoted Prices                                         $  1,396,662
 Level 2 -- Other Significant Observable Inputs                     76,643,120
 Level 3 -- Significant Unobservable Inputs                                 --
--------------------------------------------------------------------------------
 Total                                                            $ 78,039,782
================================================================================

The accompanying notes are an integral part of these financial statements.

           Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    19

Statement of Assets and Liabilities | 2/28/09 (unaudited)

ASSETS:
  Investment in securities, at value (cost $121,060,583)                 $78,039,782
  Receivables --
   Fund shares sold                                                           28,836
   Dividends, interest and foreign taxes withheld                            606,075
   Due from Pioneer Investment Management, Inc.                               50,769
  Other                                                                       40,619
-------------------------------------------------------------------------------------
     Total assets                                                        $78,766,081
-------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                               $   262,499
   Due to bank                                                                43,865
   Due to affiliates                                                          57,400
   Accrued expenses                                                           53,503
-------------------------------------------------------------------------------------
     Total liabilities                                                   $   417,267
-------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                        $183,905,688
  Distributions in excess of net investment income                           (59,623)
  Accumulated net realized loss on investments and foreign currency
   transactions                                                          (62,465,772)
  Net unrealized loss on investments                                     (43,020,801)
  Net unrealized loss on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                  (10,678)
-------------------------------------------------------------------------------------
     Total net assets                                                    $78,348,814
=====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $50,170,798/3,426,981 shares)                        $     14.64
  Class B (based on $5,593,579/426,276 shares)                           $     13.12
  Class C (based on $4,666,649/360,056 shares)                           $     12.96
  Class Y (based on $17,917,788/1,183,162 shares)                        $     15.14
MAXIMUM OFFERING PRICE:
  Class A ($14.64 [divided by] 94.25%)                                   $     15.53
=====================================================================================

The accompanying notes are an integral part of these financial statements.

20    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

Statement of Operations (unaudited)

Six Months Ended 2/28/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $39,864)                      $     904,776
  Interest                                                                         10,042
------------------------------------------------------------------------------------------------------------
     Total investment income                                                                  $    914,818
------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                           $     432,916
  Transfer agent fees
   Class A                                                                        174,990
   Class B                                                                         42,279
   Class C                                                                         17,116
   Class Y                                                                            349
  Distribution fees
   Class A                                                                         82,159
   Class B                                                                         37,682
   Class C                                                                         31,417
  Shareholders communication expense                                               49,898
  Administrative reimbursements                                                    21,360
  Custodian fees                                                                   14,693
  Registration fees                                                                26,109
  Professional fees                                                                57,173
  Printing expense                                                                 18,996
  Fees and expenses of nonaffiliated trustees                                       4,021
  Miscellaneous                                                                    20,656
------------------------------------------------------------------------------------------------------------
     Total expenses                                                                           $  1,031,814
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                                        (242,251)
     Less fees paid indirectly                                                                      (2,187)
------------------------------------------------------------------------------------------------------------
     Net expenses                                                                             $    787,376
------------------------------------------------------------------------------------------------------------
       Net investment income                                                                  $    127,442
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on:
   Investments                                                              $ (27,450,993)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                           (250,317)    $(27,701,310)
------------------------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on:
   Investments                                                              $ (34,524,895)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                              6,540     $(34,518,355)
------------------------------------------------------------------------------------------------------------
  Net loss on investments and foreign currency transactions                                   $(62,219,665)
------------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                                        $(62,092,223)
============================================================================================================

The accompanying notes are an integral part of these financial statements.

           Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    21

Statement of Changes in Net Assets

For the Six Months Ended 2/28/09 and the Year Ended 8/31/08, respectively

------------------------------------------------------------------------------------------------------------
                                                                     Six Months
                                                                     Ended
                                                                     2/28/09            Year Ended
                                                                     (unaudited)        8/31/08
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                $    127,442       $   3,750,941
Net realized loss on investments and foreign currency
  transactions                                                        (27,701,310)        (24,629,643)
Change in net unrealized loss on investments and foreign
  currency transactions                                               (34,518,355)        (41,588,985)
------------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations              $(62,092,223)      $ (62,467,687)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.63 and $0.50 per share, respectively)                 $ (2,180,998)      $  (2,352,303)
   Class B ($0.38 and $0.09 per share, respectively)                     (167,449)            (65,718)
   Class C ($0.40 and $0.22 per share, respectively)                     (147,893)           (111,855)
   Class Y ($0.78 and $0.69 per share, respectively)                     (895,678)           (949,445)
Net realized gain:
   Class A ($0.00 and $7.04 per share, respectively)                           --         (28,830,631)
   Class B ($0.00 and $7.04 per share, respectively)                           --          (4,332,748)
   Class C ($0.00 and $7.04 per share, respectively)                           --          (3,101,810)
   Class Y ($0.00 and $7.04 per share, respectively)                           --          (8,220,577)
------------------------------------------------------------------------------------------------------------
     Total distributions to shareowners                              $ (3,392,018)      $ (47,965,087)
------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $  4,148,511       $  22,729,186
Reinvestment of distributions                                           3,167,143          42,197,851
Cost of shares repurchased                                            (16,821,863)        (79,556,011)
------------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                                         $ (9,506,209)      $ (14,628,974)
------------------------------------------------------------------------------------------------------------
   Net decrease in net assets                                        $(74,990,450)      $(125,061,748)
NET ASSETS:
Beginning of period                                                   153,339,264         278,401,012
------------------------------------------------------------------------------------------------------------
End of year period                                                   $ 78,348,814       $ 153,339,264
------------------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) net investment income     $    (59,623)      $   3,204,953
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

------------------------------------------------------------------------------------------------------------
                                   '09 Shares      '09 Amount         '08 Shares        '08 Amount
                                  (unaudited)     (unaudited)
------------------------------------------------------------------------------------------------------------
Class A
Shares sold                           120,626     $ 2,171,668              367,746     $ 12,873,605
Reinvestment of distributions         116,791       2,034,496              749,740       26,877,809
Less shares repurchased              (607,159)    (11,385,346)          (1,561,874)     (51,156,839)
------------------------------------------------------------------------------------------------------------
   Net decrease                      (369,742)    $(7,179,182)            (444,388)    $(11,405,425)
============================================================================================================
Class B
Shares sold                            26,630     $   442,897               67,841     $  2,156,183
Reinvestment of distributions          10,286         160,872              129,194        4,113,825
Less shares repurchased              (116,327)     (1,945,345)            (372,051)     (11,280,574)
------------------------------------------------------------------------------------------------------------
   Net decrease                       (79,411)    $(1,341,576)            (175,016)    $ (5,010,566)
============================================================================================================
Class C
Shares sold                            22,553     $   367,391               59,780     $  1,877,498
Reinvestment of distributions           8,371         129,246               87,221        2,755,687
Less shares repurchased               (93,657)     (1,564,663)            (189,443)      (5,611,457)
------------------------------------------------------------------------------------------------------------
   Net decrease                       (62,733)    $(1,068,026)             (42,442)    $   (978,272)
============================================================================================================
Class Y
Shares sold                            57,907     $ 1,166,555              153,787     $  5,821,900
Reinvestment of distributions          46,781         842,529              226,900        8,450,530
Less shares repurchased               (98,490)     (1,926,509)            (329,829)     (11,507,141)
------------------------------------------------------------------------------------------------------------
   Net increase                         6,198     $    82,575               50,858     $  2,765,289
============================================================================================================

The accompanying notes are an integral part of these financial statements.

           Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    23

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended          Year        Year       Year          Year          Year
                                                       2/28/09        Ended       Ended      Ended         Ended         Ended
                                                       (unaudited)    8/31/08     8/31/07    8/31/06       8/31/05 (a)   8/31/04 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                     $ 26.25      $ 43.23    $  37.83    $  31.54     $  27.25       $ 21.41
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                   $  0.08      $  0.60    $   0.58    $   0.50     $   0.11       $  0.20
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions           (11.06)      (10.04)       5.31        6.03         5.09          5.89
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $(10.98)     $ (9.44)   $   5.89    $   6.53     $   5.20       $  6.09
Distributions to shareowners:
 Net investment income                                   $ (0.63)     $ (0.50)   $  (0.49)   $  (0.24)    $  (0.19)      $ (0.25)
 Net realized gain                                            --        (7.04)         --          --        (0.72)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      $ (0.63)     $ (7.54)   $  (0.49)   $  (0.24)    $  (0.91)      $ (0.25)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fee                                           $    --      $    --    $     --    $   0.00(b)  $   0.00(b)    $    --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $(11.61)     $(16.98)   $   5.40    $   6.29     $   4.29       $  5.84
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 14.64      $ 26.25    $  43.23    $  37.83     $  31.54       $ 27.25
====================================================================================================================================
Total return*                                             (42.20)%     (26.34)%     15.61%      20.83%       24.53%        28.56%
Ratio of net expenses to average net assets+                1.50%**      1.51%       1.48%       1.66%        1.71%         1.25%
Ratio of net investment income to average net assets+       0.30%**      1.77%       1.35%       1.47%        0.72%         1.58%
Portfolio turnover rate                                       71%**        60%         62%         43%         149%           48%
Net assets, end of period (in thousands)                 $50,171      $99,645    $183,333    $155,550     $129,215       $ 3,108

The accompanying notes are an integral part of these financial statements.

24  Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

-----------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year        Year       Year       Year         Year
                                                          2/28/09       Ended       Ended      Ended      Ended        Ended
                                                         (unaudited)    8/31/08     8/31/07    8/31/06    8/31/05 (a)  8/31/04 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios with no waiver of fees and assumption of
 expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                              2.07%**       1.58%      1.48%      1.66%      2.21%        8.30%
 Net investment income (loss)                             (0.27)%**      1.70%      1.35%      1.47%      0.22%       (5.47)%
Ratios with waiver of fees and assumption of
 expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                              1.50%**       1.50%      1.47%      1.66%      1.69%        1.25%
 Net investment income                                     0.30%**       1.78%      1.36%      1.47%      0.74%        1.58%
===================================================================================================================================

(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

             Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09  25

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended          Year        Year         Year        Year         Year
                                                        2/28/09        Ended       Ended        Ended       Ended        Ended
                                                        (unaudited)    8/31/08     8/31/07      8/31/06     8/31/05(a)   8/31/04 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                     $ 23.36       $ 39.18     $ 34.26      $ 28.63     $ 24.85      $19.65
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                            $  0.02       $  0.39     $  0.22      $  0.24     $ (0.03)     $(0.02)
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions            (9.88)        (9.08)       4.73         5.39        4.62        5.33
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $ (9.86)      $ (8.69)    $  4.95      $  5.63     $  4.59      $ 5.31
Distributions to shareowners:
 Net investment income                                   $ (0.38)      $ (0.09)    $ (0.03)     $    --     $ (0.09)     $(0.11)
 Net realized gain                                            --         (7.04)         --           --       (0.72)         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      $ (0.38)      $ (7.13)    $ (0.03)     $    --     $ (0.81)     $(0.11)
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee                                           $    --       $    --     $    --      $  0.00(b)  $  0.00(b)   $   --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $(10.24)      $(15.82)    $  4.92      $  5.63     $  3.78      $ 5.20
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 13.12       $ 23.36     $ 39.18      $ 34.26     $ 28.63      $24.85
===================================================================================================================================
Total return*                                             (42.46)%      (26.98)%     14.44%       19.66%      23.19%      27.07%
Ratio of net expenses to average net assets+                2.40%**       2.46%       2.50%        2.65%       2.69%       2.17%
Ratio of net investment income (loss) to
 average net assets+                                       (0.62)%**      0.75%       0.23%        0.36%      (0.27)%      0.65%
Portfolio turnover rate                                       71%**         60%         62%          43%        149%         48%
Net assets, end of period (in thousands)                 $ 5,594       $11,812     $26,673      $30,960     $42,249      $1,505

The accompanying notes are an integral part of these financial statements.

26  Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

-----------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                          Ended           Year       Year       Year      Year         Year
                                                          2/28/09         Ended      Ended      Ended     Ended        Ended
                                                          (unaudited)     8/31/08    8/31/07    8/31/06   8/31/05(a)   8/31/04 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios with no waiver of fees and assumption of
 expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                               3.42%**       2.68%      2.50%      2.74%      3.32%       9.20%
 Net investment income (loss)                              (1.64)%**      0.53%      0.23%      0.27%     (0.90)%     (6.38)%
Ratios with waiver of fees and assumption of
 expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                               2.39%**       2.44%      2.47%      2.65%      2.65%       2.17%
 Net investment income (loss)                              (0.61)%**      0.77%      0.26%      0.36%     (0.23)%      0.65%
===================================================================================================================================

(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

             Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09  27

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended         Year         Year       Year          Year          Year
                                                       2/28/09       Ended        Ended      Ended         Ended         Ended
                                                       (unaudited)   8/31/08      8/31/07    8/31/06       8/31/05 (a)   8/31/04 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                   $  23.11      $  38.95     $  34.16   $   28.60     $  24.81     $ 19.63
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                 $   0.02      $   0.32     $   0.22   $    0.19     $   0.01     $  0.09
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions           (9.77)        (8.90)        4.78        5.44         4.61        5.34
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations   $  (9.75)     $  (8.58)    $   5.00   $    5.63     $   4.62     $  5.43
Distributions to shareowners:
 Net investment income                                 $  (0.40)     $  (0.22)    $  (0.21)  $   (0.07)    $  (0.13)    $ (0.25)
 Net realized gain                                           --         (7.04)          --          --        (0.72)         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $  (0.40)     $  (7.26)    $  (0.21)  $   (0.07)    $  (0.85)    $ (0.25)
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee                                         $     --      $     --     $     --   $    0.00(b)  $   0.02     $    --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $ (10.15)     $ (15.84)    $   4.79   $    5.56     $   3.79     $  5.18
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  12.96      $  23.11     $  38.95   $   34.16     $  28.60     $ 24.81
===================================================================================================================================
Total return*                                            (42.46)%      (26.95)%      14.67%      19.73%       23.53%      27.67%
Ratio of net expenses to average net assets+               2.40%**       2.33%        2.29%       2.59%        2.41%       1.72%
Ratio of net investment income (loss)
  to average net assets+                                  (0.61)%**      0.97%        0.60%       0.52%        0.35%       1.14%
Portfolio turnover rate                                      71%**         60%          62%         43%         149%         48%
Net assets, end of period (in thousands)               $  4,667      $  9,769     $ 18,120   $  15,270     $ 14,661     $ 1,557

The accompanying notes are an integral part of these financial statements.

28  Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

-----------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                      Ended           Year        Year       Year        Year          Year
                                                      2/28/09         Ended       Ended      Ended       Ended         Ended
                                                      (unaudited)     8/31/08     8/31/07    8/31/06     8/31/05 (a)   8/31/04 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios with no waiver of fees and assumption of
 expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                          2.93%**        2.33%       2.29%       2.59%       3.72%        8.75%
 Net investment income (loss)                         (1.14)%**       0.97%       0.60%       0.52%      (0.96)%      (5.89)%
Ratios with waiver of fees and assumption of
 expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                          2.39%**        2.32%       2.28%       2.59%       2.39%        1.72%
 Net investment income (loss)                         (0.60)%**       0.98%       0.61%       0.52%       0.37%        1.14%
===================================================================================================================================

(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

             Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09  29

-----------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                               Ended           Year          Year        Year          6/24/05 (a)
                                                               2/28/09         Ended         Ended       Ended         to
                                                               (unaudited)     8/31/08       8/31/07     8/31/06       8/31/05
-----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                           $  27.29        $  44.64      $  39.06    $  32.54      $ 30.59
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.07        $   0.66      $   0.89    $   0.89      $  0.07
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                  (11.44)         (10.28)         5.39        6.04         1.88
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $ (11.37)       $  (9.62)     $   6.28    $   6.93      $  1.95
Distributions to shareowners:
 Net investment income                                         $  (0.78)       $  (0.69)     $  (0.70)   $  (0.41)     $    --
 Net realized gain                                                   --           (7.04)           --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $ (12.15)       $ (17.35)     $   5.58    $   6.52      $  1.95
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  15.14        $  27.29      $  44.64    $  39.06      $ 32.54
===================================================================================================================================
Total return*                                                    (42.13)%        (25.96)%       16.14%      21.50%        6.36%(b)
Ratio of net expenses to average net assets+                       1.18%**         1.01%         0.98%       1.10%        1.18%**
Ratio of net investment income to average net assets+              0.63%**         2.27%         2.73%       2.00%        1.05%**
Portfolio turnover rate                                              71%**           60%           62%         43%         149%
Net assets, end of period (in thousands)                       $ 17,918        $ 32,114      $ 50,275    $  3,927      $ 3,495

The accompanying notes are an integral part of these financial statements.

30  Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Six Months
                                                                           Ended         Year        Year      Year      6/24/05 (a)
                                                                           2/28/09       Ended       Ended     Ended     to
                                                                           (unaudited)   8/31/08     8/31/07   8/31/06   8/31/05
-----------------------------------------------------------------------------------------------------------------------------------
Ratios with no waiver of fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              1.18%**       1.01%       0.98%     1.10%       1.18%**
 Net investment income                                                     0.63%**       2.27%       2.73%     2.00%       1.05%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                              1.18%**       1.01%       0.98%     1.10%       1.18%**
 Net investment income                                                     0.63%**       2.27%       2.73%     2.00%       1.05%**
===================================================================================================================================

(a) Class Y shares were first publicly offered on June 24, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

             Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09  31

Notes to Financial Statements | 2/28/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Europe Select Equity Fund (the Fund) is the sole portfolio comprising Pioneer Series Trust IX, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers four classes of shares -- Class A, Class B, Class C, and Class Y shares. Class A, Class B and Class C Shares were first publicly offered on December 29, 2000. Class Y shares were first publicly offered on June 24, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

Investing in the securities of European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the Fund invests a significant portion of its investments in any one European region. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

32    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees ("management appraised"). At February 28, 2009, there were no securities that were management appraised.

   The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

           Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    33

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At February 28, 2009, the Fund had no outstanding portfolio hedges or settlement hedges.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The Fund has elected to defer approximately $34,492,396 of capital losses recognized between November 1, 2007 and August 31, 2008 to its fiscal year ending August 31, 2009.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2008 was as follows:

34    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

--------------------------------------------------------------------------------
                                                                            2008
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                   $ 4,246,446
   Long-term capital gain                                             43,718,641
--------------------------------------------------------------------------------
     Total                                                           $47,965,087
================================================================================

  The following shows the components of distributable earnings on a federal income tax basis at August 31, 2008:

--------------------------------------------------------------------------------
                                                                            2008
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                   $  3,204,953
   Post-October loss deferred                                       (34,492,396)
   Unrealized depreciation                                           (8,785,190)
--------------------------------------------------------------------------------
     Total                                                         $(40,072,633)
================================================================================

   For the fiscal year ended August 31, 2008, the Fund has elected to pass through foreign tax credits of $628,997.

   The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $9,811 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2009.

F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (See Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B,

           Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    35

   Class C and Class Y shares can bear different transfer agent and distribution expense rates.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily nets assets up to $500 million; and 0.75% of the excess over $500 million. For the six months ended February 28, 2009, the net management fee (net of waivers and/or assumption of expense) was equivalent to 0.84% of the Fund's average daily net assets.

Effective October 1, 2007, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.50%, 2.40% and 2.40% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through January 1, 2012 for Class A shares and through January 1, 2010 for Class B and Class C shares.

Prior to October 1, 2007, PIM agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.75%, 2.65% and 2.65% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,834 in management fees, administrative costs and certain other fees payable to PIM at February 28, 2009.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended February 28, 2009, such out of pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder
Communications:
--------------------------------------------------------------------------------
  Class A                                                             $ 37,906
  Class B                                                                5,037
  Class C                                                                6,921
  Class Y                                                                   34
--------------------------------------------------------------------------------
  Total                                                               $ 49,898
================================================================================

36    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $52,309 in transfer agent fees and shareholder communications expense payable to PIMSS at February 28, 2009.

4. Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,257 in distribution fees payable to PFD at February 28, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2009, CDSCs in the amount of $6,494 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 28, 2009 the Fund's expenses were reduced by $2,187 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is

           Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    37
payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended February 28, 2009, the Fund had no borrowings under this agreement.

7. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

8. Subsequent Event

The reorganization of the Fund into Pioneer Global Equity Fund (formerly, Pioneer Global Select Equity Fund) has been approved by the Board of Trustees. Each fund is managed by PIM. The reorganization, which does not require shareholder approval, is expected to qualify as a tax-free reorganization and be completed on or about June 12, 2009.

38    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

           Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    39

                           This page for your notes.

40    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

                           This page for your notes.

           Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    41

                           This page for your notes.

42    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

                           This page for your notes.

           Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09    43

                           This page for your notes.

44    Pioneer Europe Select Equity Fund | Semiannual Report | 2/28/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.

P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com




Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2009 Pioneer Investments 19128-03-0409




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2009

* Print the name and title of each signing officer under his or her signature.